Form N-1A Cover	Jun. 27, 2025
Prospectus [Line Items]
Document Effective Date	Jun. 27, 2025
Document Creation Date	Jun. 27, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CM Advisors Family of Funds
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 27, 2025
Prospectus Date	Jun. 27, 2025